FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)


	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2009


Item 1. Schedule of Investments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)

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                                                                                     Rating
  Principal                                                                         Moody's/
    Amount     General Obligation Bonds (3.0%)                                         S&P              Value  (a)
-------------- --------------------------------------------------------------------------------------------------

               Highland Heights, Kentucky

  $   235,000  4.500%, 12/01/25                                                       A3/NR         $   249,156

      370,000  4.600%, 12/01/27                                                       A3/NR              392,799

      500,000  5.125%, 12/01/38                                                       A3/NR              525,825


               Lexington-Fayette Urban County, Kentucky
    4,175,000  4.250%, 05/01/23 National Public Finance Guarantee Insured            Aa2/AA+           4,348,304

               Louisville & Jefferson County, Kentucky

      955,000  4.200%, 11/01/22 National Public Finance Guarantee Insured            Aa2/AA+             997,144


               Wilder, Kentucky

    1,090,000  4.900%, 12/01/29                                                      Aa3/AAA           1,113,413


                                                                                                   --------------
               Total General Obligation Bonds                                                        7,626,641
                                                                                                   --------------

               Revenue Bonds (95.5%)
               -------------------------------------------------------------------

               State Agencies (14.5%)
               -------------------------------------------------------------------

               Kentucky Area Development District Financing

      500,000  5.000%, 12/01/23 LOC Wachovia Bank                                     NR/AA              512,200


               Kentucky Asset/Liability Commission
      500,000  4.500%, 10/01/22 National Public Finance Guarantee
               FGIC Insured                                                          Aa3/AA-             530,685

               Kentucky Asset & Liability Commission University of
               Kentucky Project

      500,000  5.000%, 10/01/25 Series B                                             Aa3/AA-             546,410

      750,000  5.000%, 10/01/26 Series B                                             Aa3/AA-             815,280

    1,000,000  5.000%, 10/01/27 Series B                                             Aa3/AA-           1,081,300


               Kentucky Economic Development Finance Authority
               Louisville Arena Project

    5,725,000  5.750%, 12/01/28 Assured Guaranty Insured                             Aa2/AAA           6,527,989


               Kentucky Infrastructure Authority

      230,000  5.000%, 06/01/21                                                      Aa3/A+              235,230


               Kentucky State Property and Buildings Commission

    1,000,000  5.000%, 11/01/17 AMBAC Insured                                         A1/A+            1,050,630

    6,000,000  5.250%, 10/01/18                                                      Aa3/A+            6,191,580

    1,925,000  5.000%, 10/01/19                                                      Aa3/A+            1,976,109

    3,000,000  5.000%, 11/01/19 FSA Insured                                          Aa3/AAA           3,180,210

    1,020,000  5.000%, 11/01/20                                                      Aa3/A+            1,156,680

    1,375,000  5.375%, 11/01/23                                                      Aa3/A+            1,565,864

    2,820,000  5.750%, 04/01/24 AMBAC Insured                                         A1/A+            3,202,674

    1,300,000  5.250%, 02/01/28 Assured Guaranty Insured                             Aa2/AAA           1,443,507

      750,000  5.500%, 11/01/28                                                      Aa3/A+              840,930

    2,500,000  5.000%, 02/01/29                                                      Aa2/AAA           2,706,975

    2,625,000  5.750%, 04/01/29 AMBAC Insured                                         A1/A+            3,018,094


                                                                                                   --------------
               Total State Agencies                                                                   36,582,347
                                                                                                   --------------

               County Agencies (2.1%)
               -------------------------------------------------------------------

               Jefferson County, Kentucky Capital Projects
    1,575,000  4.250%, 06/01/23 FSA Insured                                          Aa3/NR*           1,650,427
    2,640,000  4.375%, 06/01/28 FSA Insured                                          Aa3/NR*           2,701,116

               Lexington-Fayette Urban County, Kentucky Public
               Facilities Revenue

      500,000  4.125%, 10/01/23 National Public Finance Guarantee Insured            Aa3/NR              516,405


               Warren County, Kentucky Justice Center
      365,000  4.300%, 09/01/22 National Public Finance Guarantee Insured            Aa3/NR              381,239

                                                                                                   --------------
               Total County Agencies                                                                   5,249,187
                                                                                                   --------------

               Hospitals (9.9%)
               -------------------------------------------------------------------

               Jefferson County, Kentucky Health Facilities

    1,715,000  5.650%, 01/01/17 AMBAC Insured                                         A3/A             1,715,240

    2,200,000  5.250%, 05/01/17                                                       NR/A             2,274,338


               Jefferson County, Kentucky Health Facilities University
               Hospital

    1,000,000  5.250%, 07/01/22 National Public Finance Guarantee Insured            Baa1/A            1,001,710


               Jefferson County, Kentucky Medical Center
    2,000,000  5.500%, 05/01/22                                                       NR/A             2,069,280

               Kentucky Economic Development Finance Authority, Baptist
                Healthcare System

    1,170,000  5.375%, 08/15/24                                                      Aa3/NR*           1,310,096


               Lexington-Fayette Urban County, Kentucky Public Facilities
      500,000  4.250%, 10/01/26 National Public Finance Guarantee Insured            Aa3/NR              511,230

               Louisville & Jefferson County, Kentucky Medical Center

    1,000,000  5.000%, 06/01/18                                                       NR/A             1,043,340


               Louisville & Jefferson County, Kentucky Metro Health,
               Jewish Hospital Revenue

    1,250,000  6.000%, 02/01/22                                                       A3/A             1,300,125

    1,000,000  6.125%, 02/01/37                                                       A3/A             1,063,150


                Louisville & Jefferson County, Kentucky Metropolitan
                Government Health System
                                           (Norton)
    8,045,000   5.000%, 10/01/26                                                      NR/A-**           7,891,582
    5,000,000   5.000%, 10/01/30                                                      NR/A-**           4,898,150

                                                                                                   ---------------
                Total Hospitals                                                                        25,078,241
                                                                                                   ---------------

                Housing (13.4%)
                ------------------------------------------------------------------

                Kentucky Housing Corporation Housing Revenue
      555,000   4.200%, 01/01/17                                                      Aaa/AAA             569,291
      100,000   5.125%, 07/01/17                                                      Aaa/AAA             100,644
      470,000   4.800%, 01/01/18 AMT                                                  Aaa/AAA             476,082
      285,000   4.250%, 01/01/18                                                      Aaa/AAA             291,507
      575,000   4.800%, 07/01/18 AMT                                                  Aaa/AAA             582,441
      180,000   4.250%, 07/01/18                                                      Aaa/AAA             184,100
      900,000   4.800%, 07/01/20 AMT                                                  Aaa/AAA             907,821
    1,150,000   5.350%, 01/01/21 AMT                                                  Aaa/AAA           1,163,973
    6,025,000   5.450%, 07/01/22 AMT                                                  Aaa/AAA           6,127,184
    4,565,000   5.250%, 07/01/22 AMT                                                  Aaa/AAA           4,628,088
      245,000   5.200%, 07/01/22                                                      Aaa/AAA             249,412
      415,000   5.100%, 07/01/22 AMT                                                  Aaa/AAA             419,934
    2,570,000   4.800%, 07/01/22 AMT                                                  Aaa/AAA           2,604,335
    2,000,000   4.700%, 07/01/22 Series E AMT                                         Aaa/AAA           2,015,740
    1,635,000   5.000%, 01/01/23 AMT                                                  Aaa/AAA           1,658,985

      665,000   5.000%, 07/01/24                                                      Aaa/AAA             698,636

    4,140,000   5.200%, 07/01/25 AMT                                                  Aaa/AAA           4,175,356
      600,000   4.750%, 07/01/26                                                      Aaa/AAA             611,652
      275,000   5.375%, 07/01/27                                                      Aaa/AAA             279,934
    2,300,000   5.000%, 07/01/27 Series N AMT                                         Aaa/AAA           2,289,121
    1,000,000   4.750%, 07/01/27 Series E AMT                                         Aaa/AAA             966,180
      315,000   4.850%, 07/01/29                                                      Aaa/AAA             323,237
      560,000   5.550%, 07/01/33                                                      Aaa/AAA             564,883
      600,000   5.150%, 07/01/39                                                      Aaa/AAA             617,736

                Kentucky Housing Multifamily Mortgage Revenue
    1,325,000   5.000%, 06/01/35 AMT                                                  NR/AAA            1,351,937

                                                                                                   ---------------
                Total Housing                                                                          33,858,209
                                                                                                   ---------------

                Schools (32.4%)
                ------------------------------------------------------------------

                Barren County, Kentucky School Building Revenue

    1,265,000   4.250%, 08/01/25 CIFG Insured                                         Aa3/NR            1,301,938

    1,670,000   4.375%, 08/01/26 CIFG Insured                                         Aa3/NR            1,724,108


                Berea, Kentucky Educational Facilities (Berea College)
    1,000,000   4.125%, 06/01/25                                                      Aaa/NR            1,040,640

                Boone County, Kentucky School District Finance Corp.
    1,730,000   4.125%, 08/01/22 Syncora Guarantee Inc. Insured                       Aa3/NR            1,771,762

                Boone County, Kentucky School District Finance Corp.
                School Building Revenue
      140,000   4.750%, 06/01/20 FSA Insured                                          Aa3/AAA             144,539
    1,580,000   4.500%, 08/01/23 FSA Insured                                          Aa3/NR*           1,660,390
    1,250,000   4.125%, 03/01/25 FSA Insured                                          Aa3/NR*           1,255,113

                Boyle County, Kentucky College Refunding & Improvement

    1,035,000   4.500%, 06/01/22 CIFG Insured                                          A3/A-            1,114,022

      200,000   4.625%, 06/01/24 CIFG Insured                                          A3/A-              214,848


                Bullitt County, Kentucky School District Finance Corp.
      200,000   4.300%, 10/01/21 National Public Finance Guarantee Insured            Aa3/NR              205,880
    2,455,000   4.500%, 10/01/22 National Public Finance Guarantee Insured            Aa3/NR            2,565,328
    2,590,000   4.500%, 10/01/23 National Public Finance Guarantee Insured            Aa3/NR            2,695,568
    1,145,000   4.500%, 04/01/27 FSA Insured                                          Aa3/NR            1,190,880
    1,200,000   4.500%, 04/01/28 FSA Insured                                          Aa3/NR            1,241,076

                Christian County, Kentucky School District Finance Corp.
      720,000   4.000%, 08/01/19 Syncora Guarantee Inc. Insured                       Aa3/NR              748,800
      855,000   4.000%, 08/01/20 Syncora Guarantee Inc. Insured                       Aa3/NR              885,977
      905,000   4.000%, 08/01/21 Syncora Guarantee Inc. Insured                       Aa3/NR              935,851
    1,465,000   4.000%, 08/01/22 Syncora Guarantee Inc. Insured                       Aa3/NR            1,510,239
    1,525,000   4.125%, 08/01/23 Syncora Guarantee Inc. Insured                       Aa3/NR            1,570,689
    1,590,000   4.125%, 08/01/24 Syncora Guarantee Inc. Insured                       Aa3/NR            1,628,383

                Daviess County, Kentucky School District Finance Corp.

      200,000   5.000%, 06/01/24                                                      Aa3/NR              212,688


                Fayette County, Kentucky School District Finance Corp.
    5,000,000   4.250%, 04/01/23 FSA Insured                                          Aa3/AAA           5,185,800
    4,335,000   4.375%, 05/01/26 FSA Insured                                          Aa3/AAA           4,488,936

                Floyd County, Kentucky School Building
      680,000   4.375%, 10/01/22                                                      Aa3/NR              706,676

                Floyd County, Kentucky School Finance Corporation School Building
    1,320,000   4.000%, 03/01/23 Syncora Guarantee Inc. Insured                       Aa3/NR            1,353,726
    1,255,000   4.125%, 03/01/26 Syncora Guarantee Inc. Insured                       Aa3/NR            1,275,820

                Fort Thomas, Kentucky Independent School District Building Revenue

      610,000   4.375%, 04/01/25                                                      Aa3/NR              628,233


                Fort Thomas, Kentucky Independent School District Finance
      785,000   4.375%, 04/01/21                                                      Aa3/NR              825,490

                Franklin County, Kentucky School District Finance Corp.

    1,000,000   5.000%, 04/01/24                                                      Aa3/NR            1,061,380


                Graves County, Kentucky School Building Revenue

    1,260,000   5.000%, 06/01/22                                                      Aa3/NR            1,335,814

    1,320,000   5.000%, 06/01/23                                                      Aa3/NR            1,388,719


                Hardin County, Kentucky School District Finance Corp.
    1,475,000   4.000%, 02/01/19 AMBAC Insured                                        Aa3/NR            1,529,339

                Jefferson County, Kentucky School District Finance Corp.
                School Building
      150,000   5.000%, 04/01/20 FSA Insured                                          Aa3/AAA             155,549
    1,360,000   4.250%, 06/01/21 FSA Insured                                          Aa3/AAA           1,422,533

                Kenton County, Kentucky School Building Revenue
      590,000   4.250%, 10/01/22 FSA Insured                                          Aa3/NR*             616,851

                Kenton County, Kentucky School District Finance Corp.
      445,000   4.300%, 04/01/22 CIFG Insured                                         Aa3/NR              462,622
    4,250,000   5.000%, 06/01/22 National Public Finance Guarantee Insured            Aa3/NR            4,566,838
      750,000   4.375%, 04/01/24 CIFG Insured                                         Aa3/NR              776,340
      325,000   4.400%, 04/01/26 CIFG Insured                                         Aa3/NR              334,610

                Larue County, Kentucky School District Finance Corp.
      270,000   4.500%, 07/01/21 National Public Finance Guarantee Insured            Aa3/NR              286,905
      470,000   4.500%, 07/01/22 National Public Finance Guarantee Insured            Aa3/NR              499,135
      785,000   4.500%, 07/01/23 National Public Finance Guarantee Insured            Aa3/NR              829,313

                Louisville & Jefferson County, Kentucky University of Louisville
      525,000   5.000%, 06/01/20 AMBAC Insured                                       NR/NR(1)             568,990

                Magoffin County, Kentucky School Building Revenue

      375,000   4.250%, 08/01/23 AMBAC Insured                                        Aa3/NR              390,765


                Magoffin County, Kentucky School District
      475,000   4.250%, 08/01/25 AMBAC Insured                                        Aa3/NR              490,314

                Meade County, Kentucky School District
      490,000   4.250%, 09/01/26 National Public Finance Guarantee Insured            Aa3/NR              503,867

                Murray State University Project, Kentucky General
                Receipts Revenue

      745,000   4.500%, 09/01/23 AMBAC Insured                                        Aa3/A+              771,544


                Ohio County, Kentucky School Building Revenue
      790,000   4.500%, 05/01/24                                                      Aa3/NR              835,449
      325,000   4.500%, 05/01/25                                                      Aa3/NR              341,504

                Oldham County, Kentucky School District Finance Corp.

      500,000   5.000%, 05/01/19 National Public Finance Guarantee Insured            Aa3/NR              540,420

    1,000,000   4.500%, 09/01/27 National Public Finance Guarantee Insured            Aa3/NR            1,032,200


                 Owensboro, Kentucky Independent School District
                 Finance Corp. School Building Revenue

      390,000   4.375%, 09/01/24                                                      Aa3/NR              412,538


                Pendleton County, Kentucky School District Finance
                Corp. School Building Revenue
      730,000   4.000%, 02/01/23 National Public Finance Guarantee Insured            Aa3/NR              743,907

                Pike County, Kentucky School Building Revenue

    1,355,000   4.375%, 10/01/26 National Public Finance Guarantee Insured            Aa3/NR            1,405,406


                Scott County, Kentucky School District Finance Corp.
    1,115,000   4.200%, 01/01/22 AMBAC Insured                                        Aa3/NR            1,164,506
    1,955,000   4.250%, 01/01/23 AMBAC Insured                                        Aa3/NR            2,038,811
    1,560,000   4.300%, 01/01/24 AMBAC Insured                                        Aa3/NR            1,621,464

                Scott County, Kentucky School District Finance Corp.
                 School Building Revenue
    1,000,000   4.250%, 02/01/27 FSA Insured                                          Aa3/NR*           1,017,590

                University of Kentucky General Receipts
      885,000   4.500%, 10/01/22 Syncora Guarantee Inc. Insured                       Aa3/AA-             941,702
    1,545,000   4.500%, 10/01/23 Syncora Guarantee Inc. Insured                       Aa3/AA-           1,635,135
    1,625,000   4.500%, 10/01/25 Syncora Guarantee Inc. Insured                       Aa3/AA-           1,698,304
    1,010,000   4.500%, 10/01/26 Syncora Guarantee Inc. Insured                       Aa3/AA-           1,051,147

                University of Louisville, Kentucky
    1,055,000   4.000%, 09/01/25 National Public Finance Guarantee Insured            Aa3/AA-           1,072,144
    1,000,000   4.375%, 04/01/27 FSA Insured                                          Aa3/NR*           1,043,600

                Warren County, Kentucky School District Finance Corp.
      295,000   4.125%, 02/01/23 National Public Finance Guarantee Insured            Aa3/NR              304,520

                Western Kentucky University Revenue General Receipts
    2,000,000   4.200%, 09/01/25 Series A National Public Finance
                Guarantee Insured                                                     Aa3/A+            2,013,320
    2,980,000   4.200%, 09/01/26 Series A National Public Finance
                 Guarantee Insured                                                    Aa3/A+            2,983,874

                                                                                                   ---------------
                Total Schools                                                                          81,972,369
                                                                                                   ---------------

                Transportation (8.8%)
                ------------------------------------------------------------------

                Kenton County, Kentucky Airport Board Airport Revenue

    1,300,000   5.000%, 03/01/23 National Public Finance Guarantee Insured AMT         A3/A             1,287,429


                Kentucky Interlocal School Transportation Authority

      145,000   5.400%, 06/01/17                                                      Aa3/A+              145,026

      400,000   6.000%, 12/01/20                                                      Aa3/A+              402,404

      200,000   6.000%, 12/01/20                                                      Aa3/A+              201,202

      300,000   5.800%, 12/01/20                                                      Aa3/A+              301,710

      400,000   5.650%, 12/01/20                                                      Aa3/A+              402,196

      350,000   5.600%, 12/01/20                                                      Aa3/A+              351,894


                Kentucky State Turnpike Authority Revenue
    2,250,000   5.000%, 07/01/25                                                      Aa3/AA+           2,516,535

    2,250,000   5.000%, 07/01/27                                                      Aa3/AA+           2,464,830

      950,000   5.000%, 07/01/28                                                      Aa3/AA+           1,034,778

      700,000   5.000%, 07/01/29                                                      Aa3/AA+             763,637


                Louisville, Kentucky Regional Airport Authority

    1,000,000   5.250%, 07/01/23 FSA Insured AMT                                      Aa3/AAA           1,038,970

    2,610,000   5.000%, 07/01/24 AMBAC Insured AMT                                     A1/A+            2,614,959


                Louisville & Jefferson County Regional Airport, Kentucky

    1,000,000   5.250%, 07/01/18 FSA Insured AMT                                      Aa3/AAA           1,037,320

    2,000,000   5.250%, 07/01/20 FSA Insured AMT                                      Aa3/AAA           2,059,280

    1,370,000   5.250%, 07/01/21 FSA Insured AMT                                      Aa3/AAA           1,405,373

    3,390,000   5.250%, 07/01/22 FSA Insured AMT                                      Aa3/AAA           3,471,665

      275,000   5.375%, 07/01/23 FSA Insured AMT                                      Aa3/AAA             280,761

      500,000   5.000%, 07/01/25 National Public Finance Guarantee Insured AMT         A1/A+              499,960

                                                                                                   ---------------
                Total Transportation                                                                   22,279,929
                                                                                                   ---------------

                Utilities (14.4%)
                ------------------------------------------------------------------

                Bardstown, Kentucky Combined Utilities Revenue

      200,000   5.000%, 12/01/19 National Public Finance Guarantee Insured             A2/NR              205,464


                Boone County, Kentucky Pollution Control Revenue Dayton
                Power & Light
    2,000,000   4.700%, 01/01/28 FGIC Insured                                          Aa3/A            2,019,900

                Campbell & Kenton Counties, Kentucky Sanitation District
                Revenue

    1,695,000   4.300%, 08/01/24 National Public Finance Guarantee Insured            Aa3/AA            1,775,546

      300,000   4.300%, 08/01/27 National Public Finance Guarantee Insured            Aa3/AA              309,474

    1,450,000   4.300%, 08/01/28 National Public Finance Guarantee Insured            Aa3/AA            1,487,004


                Carroll County, Kentucky Environmental Facilities
                Revenue (KY Utilities) AMT

    1,500,000   5.750%, 02/01/26 AMBAC Insured                                        A2/BBB+           1,569,570


                Kentucky Rural Water Finance Corp.
      205,000   4.250%, 08/01/19 National Public Finance Guarantee Insured           Baa1/AA-             216,931

      595,000   5.000%, 02/01/20 National Public Finance Guarantee Insured           Baa1/AA-             624,833

      210,000   4.250%, 08/01/20 National Public Finance Guarantee Insured           Baa1/AA-             221,302
      200,000   4.375%, 08/01/22 National Public Finance Guarantee Insured           Baa1/AA-             211,650
      240,000   4.500%, 08/01/23 National Public Finance Guarantee Insured           Baa1/AA-             254,443
      200,000   4.500%, 02/01/24 National Public Finance Guarantee Insured           Baa1/AA-             207,612
      255,000   4.500%, 08/01/24 National Public Finance Guarantee Insured           Baa1/AA-             269,395
      355,000   4.600%, 02/01/25                                                      NR/AA-              377,688
      290,000   4.500%, 08/01/27 National Public Finance Guarantee Insured           Baa1/AA-             301,731
      245,000   4.600%, 08/01/28 National Public Finance Guarantee Insured           Baa1/AA-             254,876
      315,000   4.625%, 08/01/29 National Public Finance Guarantee Insured           Baa1/AA-             326,828

                Louisville & Jefferson County, Kentucky Metropolitan
                Sewer District
    2,380,000   4.250%, 05/15/20 FSA Insured                                          Aa3/AAA           2,507,354
    2,510,000   4.250%, 05/15/21 FSA Insured                                          Aa3/AAA           2,635,098

      100,000   5.250%, 05/15/27 National Public Finance Guarantee Insured            A2/AA-              100,010


                Louisville, Kentucky Waterworks Board Water System

    2,530,000   5.250%, 11/15/18 FSA Insured                                          Aa1/AAA           2,615,033

    6,600,000   5.250%, 11/15/22 FSA Insured                                          Aa1/AAA           6,784,998

    2,415,000   5.250%, 11/15/24 FSA Insured                                          Aa1/AAA           2,479,481


                Northern Kentucky Water District

      660,000   5.000%, 02/01/23 National Public Finance Guarantee FGIC Insured        A2/NR              676,375

    1,825,000   6.000%, 02/01/28 FSA Insured                                          Aa3/NR*           2,168,629


                Owensboro, Kentucky Electric and Power

    1,555,000   5.000%, 01/01/20 FSA Insured                                          Aa3/AAA           1,569,042


                Owensboro, Kentucky Water Revenue

      500,000   5.000%, 09/15/27 Assured Guaranty Insured                             Aa2/NR              551,910


                Owensboro-Daviess County, Kentucky Regional Water
                Resource Agency Wastewater
                Refunding & Improvement Revenue
      930,000   4.375%, 01/01/27 Series A Syncora Guarantee Inc. Insured              NR/AA-              935,971

                Trimble County, Kentucky Environmental Facilities
    3,000,000   4.600%, 06/01/33 AMBAC Insured                                        A2/BBB+           2,819,580

                                                                                                   ---------------
                Total Utilities                                                                        36,477,728
                                                                                                   ---------------

                Total Revenue Bonds                                                                   241,498,010
                                                                                                   ---------------

                 Total Investments (cost $239,191,486-note b)                             98.5%        249,124,651

                 Other assets less liabilities                                              1.5          3,710,885

                                                                                  --------------- ----------------
                 Net Assets                                                               100.0%      $252,835,536
                                                                                  ================================

                                                                           Percent of
                 Portfolio Distribution By Quality Rating                 Investments +
                 ----------------------------------------                 -------------


                 Aaa of Moody's or AAA of S&P                                 35.8   %

                 Aa of Moody's or AA of S&P or Fitch                          46.8

                  A of Moody's or S&P or Fitch                                17.2

                 Not rated(1)                                                  0.2
                                                                          --------------

                                                                              100.0  %
                                                                          ==============


+ Calculated using the highest rating of the three rating services.

Fitch ratings
* AA
** A

(1) Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  PORTFOLIO ABBREVIATIONS:
   ------------------------------------------------------
   AMBAC- American Municipal Bond Assurance Corp.
   AMT - Alternative Minimum Tax
   CIFG - CDC IXIS Financial Guaranty
   FGIC - Financial Guaranty Insurance Co.
   FSA - Financial Security Assurance
   LOC - Letter of Credit
   NR - Not Rated

   Note: National Public Finance Guarantee formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd. the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA") announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide.

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,122,981 amounted to of $10,001,670, which consisted of aggregate gross unrealized appreciation of $10,865,575 and aggregate gross unrealized depreciation of $863,905.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of September 30, 2009:

                                                           Investments in
 Valuation Inputs                                            Securities

 Level 1 - Quoted Prices                                 $            -
 Level 2 - Other Significant Observable Inputs
                 Municipal Bonds                         $  249,124,651

  Level 3 - Significant Unobservable Inputs              $            -
                                                        ------------------
 Total                                                   $  249,124,651
                                                        ==================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 25, 2009